As filed with the Securities and Exchange Commission on April 23, 2020

File Nos.	33-18647
811-05398

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 82 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83 X

____________________________________________

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(800) 221-5672

_______________________________________________________________

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York l0105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[_]	Immediately upon filing pursuant to paragraph (b)
[X]	On May 1, 2020 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)
[_]	On (date) pursuant to paragraph (a)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 82 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 83 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the "Registration Statement") of AB Variable Products Series Fund, Inc. (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2020, the effectiveness of Registrant's Post-Effective Amendment No. 79 relating solely to the Class A and Class B shares of AB Growth and Income Portfolio, filed on December 30, 2019, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 79 to the Registrant's Registration Statement.

SIGNATURES

_____________

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 23rd day of April, 2020.

AB VARIABLE PRODUCTS SERIES FUND, INC.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

1.	Principal Executive Officer

	/s/ Robert M. Keith	President and Chief	April 23, 2020
	Robert M. Keith	Executive Officer

2.	Principal Financial and
Accounting Officer

	/s/ Joseph J. Mantineo	Treasurer and	April 23, 2020
	Joseph J. Mantineo	Chief Financial Officer

3.	Majority of the Directors:

Michael Downey*
Nancy P. Jacklin*
Robert M. Keith*
Carol C. McMullen*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

	*By: /s/ Stephen J. Laffey		April 23, 2020
Stephen J. Laffey
(Attorney-in-fact)